UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21674
Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Equity Premium Opportunity Fund (JSN) March 31, 2006

Shares	Description	Value

	Common Stocks - 97.0%

	Aerospace & Defense - 2.1%

88,200	Boeing Company	$6,873,426
133,500	Honeywell International Inc.	5,709,795
26,000	Lockheed Martin Corporation	1,953,380
41,700	Northrop Grumman Corporation	2,847,693
46,000	Raytheon Company	2,108,640
107,600	United Technologies Corporation	6,237,572

	Total Aerospace & Defense	25,730,506

	Air Freight & Logistics - 0.6%

98,500	United Parcel Service, Inc., Class B	7,818,930

	Airlines - 0.2%

93,200	AMR Corporation-DEL, (1)	2,521,060

	Auto Components - 0.0%

26,700	Lear Corporation	473,391

	Automobiles - 0.5%

302,500	Ford Motor Company	2,407,900
109,300	General Motors Corporation	2,324,811
34,500	Harley-Davidson Inc.	1,789,860

	Total Automobiles	6,522,571

	Beverages - 1.0%

171,450	Coca-Cola Company	7,178,612
83,200	PepsiCo, Inc.	4,808,128

	Total Beverages	11,986,740

	Biotechnology - 2.8%

201,150	Amgen Inc., (1)	14,633,663
121,150	Biogen Idec Inc., (1)	5,706,165
44,700	Genentech, Inc., (1)	3,777,597
46,900	Genzyme Corporation, (1)	3,152,618
92,100	Gilead Sciences, Inc., (1)	5,730,462
152,400	Memory Pharmaceuticals Corporation, (1)	421,767
20,150	Sepracor Inc., (1)	983,522

	Total Biotechnology	34,405,794

	Capital Markets - 1.9%

34,400	American Capital Strategies Limited	1,209,504
156,050	Charles Schwab Corporation	2,685,621
26,800	Goldman Sachs Group, Inc.	4,206,528
33,700	Legg Mason, Inc.	4,223,621
132,250	Morgan Stanley	8,307,945
136,400	Waddell & Reed Financial, Inc., Class A	3,150,840

	Total Capital Markets	23,784,059

	Chemicals - 1.6%

113,700	Dow Chemical Company	4,616,220
137,700	E.I. Du Pont de Nemours and Company	5,812,317
46,050	Eastman Chemical Company	2,356,839
72,000	Lubrizol Corporation	3,085,200
26,400	Lyondell Chemical Company	525,360
23,600	NL Industries Inc.	250,868
37,650	Olin Corporation	808,346
152,650	RPM International, Inc.	2,738,541

	Total Chemicals	20,193,691

	Commercial Banks - 4.9%

14,500	Allied Capital Corporation	443,700
485,129	Bank of America Corporation	22,092,820
116,800	Commerce Bancorp, Inc.	4,280,720
30,000	FNB Corporation PA	513,000
45,100	HSBC Holdings PLC, Sponsored ADR	3,778,478
121,500	Lloyds TSB Group PLC, Sponsored ADR	4,676,535
64,900	North Fork Bancorporation Inc.	1,871,067
2,200	R&G Financial Corporation, Class B	27,852
283,700	U.S. Bancorp.	8,652,850
135,250	Wachovia Corporation	7,580,763
108,950	Wells Fargo & Company	6,958,637

	Total Commercial Banks	60,876,422

	Commercial Services & Supplies - 1.9%

95,800	Automatic Data Processing, Inc.	4,376,144
27,500	Corporate Executive Board Company	2,774,750
68,150	Deluxe Corporation	1,783,486
45,000	Fair Isaac Corporation	1,782,900
57,150	Manpower Inc.	3,267,837
49,100	R.R. Donnelley & Sons Company	1,606,552
267,200	ServiceMaster Company	3,505,664
96,200	Sirva Inc., (1)	820,586
57,400	Synagro Technologies, Inc.	287,000
95,550	Waste Management, Inc.	3,372,915

	Total Commercial Services & Supplies	23,577,834

	Communications Equipment - 5.6%

68,500	ADTRAN, Inc.	1,793,330
919,400	Cisco Systems, Inc., (1)	19,923,398
184,500	Corning Incorporated, (1)	4,964,895
55,800	Harris Corporation	2,638,782
73,000	Juniper Networks Inc., (1)	1,395,760
243,800	Motorola, Inc.	5,585,458
569,150	QUALCOMM Inc.	28,804,679
41,200	Research In Motion Limited, (1)	3,497,056

	Total Communications Equipment	68,603,358

	Computers & Peripherals - 4.3%

331,300	Apple Computer, Inc., (1)	20,779,136
285,400	Dell Inc., (1)	8,493,504
191,800	EMC Corporation, (1)	2,614,234
29,300	Gateway Inc., (1)	64,167
317,700	Hewlett-Packard Company	10,452,330
100,600	International Business Machines Corporation (IBM)	8,296,482
43,250	McAfee Inc., (1)	1,052,273
23,000	Network Appliance Inc., (1)	828,690
15,600	SanDisk Corporation, (1)	897,312

	Total Computers & Peripherals	53,478,128

	Containers & Packaging - 0.7%

206,200	Packaging Corp of America	4,627,128
127,450	Sonoco Products Company	4,316,732

	Total Containers & Packaging	8,943,860

	Diversified Financial Services - 4.8%

56,200	A. G. Edwards, Inc.	2,802,132
31,000	American Express Company	1,629,050
11,000	Chicago Merchantile Exchange	4,922,500
549,300	Citigroup Inc.	25,943,436
71,300	Eaton Vance Corporation	1,952,194
126,150	ING Groep N.V., Sponsored ADR	4,970,310
408,650	JPMorgan Chase & Co.	17,016,186

	Total Diversified Financial Services	59,235,808

	Diversified Telecommunication Services - 3.2%

439,300	AT&T Inc.	11,878,672
245,900	BellSouth Corporation	8,520,435
262,750	Citizens Communications Company	3,486,693
198,706	Sprint Nextel Corporation	5,134,563
302,400	Verizon Communications Inc.	10,299,744

	Total Diversified Telecommunication Services	39,320,107

	Electric Utilities - 1.0%

38,400	Ameren Corporation	1,913,088
98,700	Duquesne Light Holdings Inc.	1,628,550
129,350	Great Plains Energy Incorporated	3,641,203
92,500	OGE Energy Corp.	2,682,500
118,050	Pepco Holdings, Inc.	2,690,360

	Total Electric Utilities	12,555,701

	Electrical Equipment - 1.2%

26,000	Cooper Industries, Ltd., Class A	2,259,400
80,400	Emerson Electric Co.	6,723,852
47,150	Hubbell Incorporated, Class B	2,416,909
39,000	Rockwell Automation, Inc.	2,804,490

	Total Electrical Equipment	14,204,651

	Electronic Equipment & Instruments - 0.4%

123,100	Gentex Corporation	2,149,326
51,200	Roper Industries Inc.	2,489,856

	Total Electronic Equipment & Instruments	4,639,182

	Energy Equipment & Services - 2.1%

45,800	Diamond Offshore Drilling, Inc.	4,099,100
51,150	ENSCO International Incorporated	2,631,668
97,250	Halliburton Company	7,101,195
76,950	Patterson-UTI Energy, Inc.	2,459,322
37,500	Schlumberger Limited	4,746,375
77,800	Tidewater Inc.	4,296,894

	Total Energy Equipment & Services	25,334,554

	Food & Staples Retailing - 1.3%

179,200	Albertson’s, Inc.	4,600,064
71,500	Walgreen Co.	3,083,795
175,200	Wal-Mart Stores, Inc.	8,276,448

	Total Food & Staples Retailing	15,960,307

	Food Products - 0.6%

71,700	ConAgra Foods, Inc.	1,538,682
30,500	Monsanto Company	2,584,875
211,100	Sara Lee Corporation	3,774,468

	Total Food Products	7,898,025

	Gas Utilities - 1.1%

63,900	AGL Resources Inc.	2,303,595
179,450	Atmos Energy Corporation	4,724,919
122,400	Nicor Inc.	4,842,144
84,600	Piedmont Natural Gas Company	2,029,554

	Total Gas Utilities	13,900,212

	Health Care Equipment & Supplies - 1.0%

80,600	Baxter International Inc.	3,128,086
36,300	Guidant Corporation	2,833,578
35,400	Hillenbrand Industries	1,946,646
77,300	Medtronic, Inc.	3,922,975

	Total Health Care Equipment & Supplies	11,831,285

	Health Care Providers & Services - 1.7%

49,000	Aetna Inc.	2,407,860
7,100	AmericGroup Corporation, (1)	149,384
51,800	Caremark Rx, Inc., (1)	2,547,524
39,000	Coventry Health Care, Inc., (1)	2,105,220
43,000	Mentor Corporation	1,948,330
121,700	UnitedHealth Group Incorporated	6,798,162
66,800	Wellpoint Inc., (1)	5,172,324

	Total Health Care Providers & Services	21,128,804

	Hotels, Restaurants & Leisure - 1.2%

71,750	GTECH Holdings Corporation	2,443,087
68,500	International Game Technology	2,412,570
215,800	McDonald’s Corporation	7,414,888
31,000	Starwood Hotels & Resorts Worldwide, Inc.	2,099,630

	Total Hotels, Restaurants & Leisure	14,370,175

	Household Durables - 1.1%

119,400	Maytag Corporation	2,546,802
184,850	Newell Rubbermaid Inc.	4,656,372
44,700	Stanley Works	2,264,502
38,500	Whirlpool Corporation	3,521,595

	Total Household Durables	12,989,271

	Household Products - 1.3%

59,100	Colgate-Palmolive Company	3,374,610
229,375	Procter & Gamble Company	13,216,587

	Total Household Products	16,591,197

	Industrial Conglomerates - 3.7%

83,000	3M Co.	6,282,270
958,350	General Electric Company	33,331,410
57,500	Genuine Parts Company	2,520,225
146,050	Tyco International Ltd.	3,925,824

	Total Industrial Conglomerates	46,059,729

	Insurance - 2.4%

41,400	Allstate Corporation	2,157,354
202,500	American International Group, Inc.	13,383,225
118,050	Arthur J. Gallagher & Co.	3,282,971
51,050	Fidelity National Financial, Inc.	1,813,807
105,900	Marsh & McLennan Companies, Inc.	3,109,224
35,150	Mercury General Corporation	1,929,735
81,750	Unitrin, Inc.	3,802,193

	Total Insurance	29,478,509

	Internet & Catalog Retail - 0.3%

72,750	Amazon.com, Inc., (1)	2,656,103
18,150	IAC/InterActiveCorp., (1)	534,881

	Total Internet & Catalog Retail	3,190,984

	Internet Software & Services - 2.5%

341,600	eBay Inc., (1)	13,342,896
20,400	Google Inc., Class A, (1)	7,956,000
111,600	United Online, Inc.	1,435,176
267,900	Yahoo! Inc., (1)	8,642,454

	Total Internet Software & Services	31,376,526

	IT Services - 0.4%

86,700	Electronic Data Systems Corporation	2,326,161
52,800	First Data Corporation	2,472,096

	Total IT Services	4,798,257

	Leisure Equipment & Products - 0.3%

93,100	Mattel, Inc.	1,687,903
34,500	Polaris Industries Inc.	1,882,320

	Total Leisure Equipment & Products	3,570,223

	Machinery - 1.6%

49,050	Briggs & Stratton Corporation	1,734,899
112,400	Caterpillar Inc.	8,071,444
52,750	Graco Inc.	2,396,433

Shares	Description	Value

24,400	Pentair, Inc.	994,300
76,400	SPX Corporation	4,081,288
67,000	Timken Company	2,162,090

	Total Machinery	19,440,454

	Media - 1.9%

19,550	Catalina Marketing Corporation	451,605
69,500	Clear Channel Communications, Inc.	2,016,195
8,687	Live Nation Inc., (1)	172,350
144,450	News Corporation, Class A	2,399,315
28,100	Omnicom Group Inc.	2,339,325
234,500	Regal Entertainment Group, Class A	4,410,945
469,850	Sirius Satellite Radio Inc., (1)	2,386,838
161,900	Time Warner Inc.	2,718,301
46,400	Viacom Inc., Class B, (1)	1,800,320
129,700	Walt Disney Company	3,617,333
66,850	XM Satellite Radio Holdings Inc., Class A, (1)	1,488,750

	Total Media	23,801,277

	Metals & Mining - 0.8%

121,500	Alcoa Inc.	3,713,040
140,000	Companhia Siderurgica Nacional S.A., Sponsored ADR	4,398,800
17,500	Southern Copper Corporation	1,478,400

	Total Metals & Mining	9,590,240

	Multiline Retail - 0.9%

33,096	Federated Department Stores, Inc.	2,416,008
93,000	Nordstrom, Inc.	3,643,740
20,877	Sears Holding Corporation, (1)	2,760,774
41,500	Target Corporation	2,158,415

	Total Multiline Retail	10,978,937

	Multi-Utilities - 1.2%

181,250	Duke Energy Corporation	5,283,438
88,300	National Fuel Gas Company	2,889,176
6,600	National Grid PLC	327,558
95,800	ONEOK, Inc.	3,089,550
42,100	Public Service Enterprise Group Incorporated	2,696,084

	Total Multi-Utilities	14,285,806

	Oil, Gas & Consumable Fuels - 4.8%

12,800	BP Prudhoe Bay Royalty Trust	904,832
183,650	ChevronTexaco Corporation	10,646,191
74,000	ConocoPhillips	4,673,100
545,550	Exxon Mobil Corporation	33,202,170
87,200	Royal Dutch Shell PLC, Class A, ADR	5,429,072
46,000	San Juan Basin Royalty Trust	1,883,700
18,400	Total SA, Sponsored ADR	2,423,832

	Total Oil, Gas & Consumable Fuels	59,162,897

	Paper & Forest Products - 0.2%

37,000	Bowater Incorporated	1,094,460

	Pharmaceuticals - 6.9%

152,900	Abbott Laboratories	6,493,663
406,450	Bristol-Myers Squibb Company	10,002,735
108,800	Celgene Corporation, (1)	4,811,136
134,950	Eli Lilly and Company	7,462,735
49,700	GlaxoSmithKline PLC, ADR	2,599,807
241,250	Johnson & Johnson	14,286,825
381,350	Merck & Co. Inc.	13,434,960
698,250	Pfizer Inc.	17,400,390
124,050	Schering-Plough Corporation	2,355,709
139,850	Wyeth	6,785,522

	Total Pharmaceuticals	85,633,482

	Real Estate - 1.8%

125,350	American Financial Realty Trust	1,460,328
22,000	American Home Mortgage Investment Corp.	686,620
277,600	Crescent Real Estate Equities Company	5,849,032
56,800	First Industrial Realty Trust, Inc.	2,424,792
64,300	Friedman, Billings, Ramsey Group, Inc., Class A	603,134
59,500	Health Care REIT, Inc.	2,266,950
86,200	Hospitality Properties Trust	3,764,354
246,550	HRPT Properties Trust	2,894,497
112,500	Nationwide Health Properties, Inc.	2,418,750

	Total Real Estate	22,368,457

	Semiconductors & Equipment - 5.6%

84,500	Advanced Micro Devices, Inc., (1)	2,802,020
81,900	Altera Corporation, (1)	1,690,416
109,800	Analog Devices, Inc.	4,204,242
292,300	Applied Materials, Inc.	5,118,173
129,900	Broadcom Corporation, Class A, (1)	5,606,484
41,500	Cree, Inc., (1)	1,361,615
58,000	Freescale Semiconductor, Inc., (1)	1,612,980
1,021,350	Intel Corporation	19,763,123
12,700	International Rectifier Corporation, (1)	526,161
51,550	KLA-Tencor Corporation	2,492,958
72,550	Linear Technology Corporation	2,545,054
59,150	Marvell Technology Group Ltd., (1)	3,200,015
123,350	Maxim Integrated Products, Inc.	4,582,453
123,350	National Semiconductor Corporation	3,434,064
213,250	Texas Instruments Incorporated	6,924,228
130,650	Xilinx, Inc.	3,326,349

	Total Semiconductors & Equipment	69,190,335

	Software - 6.6%

49,753	Activision Inc., (1)	686,108
190,764	Adobe Systems Incorporated	6,661,479
71,500	Autodesk, Inc.	2,754,180
102,500	Computer Associates International, Inc.	2,789,025
77,600	Electronic Arts Inc. (EA), (1)	4,246,272
1,663,550	Microsoft Corporation	45,265,193
746,691	Oracle Corporation, (1)	10,222,213
41,500	SAP AG, Sponsored ADR	2,254,280
326,621	Symantec Corporation, (1)	5,497,031
58,650	Verisign, Inc., (1)	1,407,014

	Total Software	81,782,795

	Specialty Retail - 2.6%

18,900	Abercrombie & Fitch Co., Class A	1,101,870
33,400	American Eagle Outfitters, Inc.	997,324
88,950	Best Buy Co., Inc.	4,974,974
13,700	Cabela’s Incorporated, (1)	281,124
48,900	Chico’s FAS, Inc., (1)	1,987,296
81,900	Claire’s Stores, Inc.	2,973,789
64,150	Gap, Inc.	1,198,322
210,000	Home Depot, Inc.	8,883,000
126,450	Limited Brands, Inc.	3,092,967
53,150	Lowe’s Companies, Inc.	3,424,986
62,100	Michaels Stores, Inc.	2,333,718
24,000	Pier 1 Imports, Inc.	278,640

	Total Specialty Retail	31,528,010

	Thrifts & Mortgage Finance - 0.4%

261,200	New York Community Bancorp, Inc.	4,576,224

	Tobacco - 1.8%

249,400	Altria Group, Inc.	17,672,484
56,950	Loews Corp — Carolina Group	2,692,027
22,700	Reynolds American Inc.	2,394,850

	Total Tobacco	22,759,361

	Wireless Telecommunication Services - 0.2%

84,500	China Mobile Hong Kong Limited, Sponsored ADR	2,242,630

	Total Common Stocks (cost $1,082,739,292)	1,195,785,216

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Put Options - 0.2%

490	Nasdaq 100 Index	$73,500,000	5/20/06	$1500	$110,250
908	Nasdaq 100 Index	136,200,000	6/17/06	1500	426,760
348	Nasdaq 100 Index	53,070,000	6/17/06	1525	210,540
1,637	S&P 500 Index	192,347,500	4/22/06	1175	65,480
1,025	S&P 500 Index	117,875,000	5/20/06	1150	112,750
1,026	S&P 500 Index	120,555,000	5/20/06	1175	164,160
1,665	S&P 500 Index	199,800,000	5/20/06	1200	399,600
1,076	S&P 500 Index	126,430,000	6/17/06	1175	333,560
430	S&P 500 Index	51,600,000	6/17/06	1200	197,800

8,605	Total Put Options (cost $4,174,241)	1,071,377,500			2,020,900

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-term Investments - 5.3%

$65,748	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $65,770,875, collateralized by $70,875,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $67,065,469	4.250%	4/03/06	$65,747,589

	Total Short-term Investments (cost $65,747,589)			65,747,589

	Total Investments (cost $1,152,661,122) - 102.5%			1,263,553,705

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options - (2.6)% (2)

(300)	Mini-Nasdaq 100 Index	$(5,100,000)	5/20/06	$170.0	$(147,000)
(360)	Mini-NDX 100 Index	(5,940,000)	4/22/06	165.0	(246,600)
(495)	Mini-NDX 100 Index	(8,291,250)	4/22/06	167.5	(240,075)
(2,543)	Mini-NDX 100 Index	(43,231,000)	4/22/06	170.0	(801,045)
(1,410)	Mini-NDX 100 Index	(23,265,000)	5/20/06	165.0	(1,170,300)
(1,490)	Mini-NDX 100 Index	(24,957,500)	5/20/06	167.5	(968,500)
(188)	Nasdaq 100 Index	(31,020,000)	4/22/06	1650	(1,292,500)
(303)	Nasdaq 100 Index	(50,752,500)	4/22/06	1675	(1,487,730)
(173)	Nasdaq 100 Index	(29,410,000)	4/22/06	1700	(548,410)
(34)	Nasdaq 100 Index	(5,610,000)	5/20/06	1650	(283,390)
(216)	Nasdaq 100 Index	(36,180,000)	5/20/06	1675	(1,406,160)
(172)	Nasdaq 100 Index	(29,240,000)	5/20/06	1700	(833,340)
(891)	S&P 500 Index	(111,375,000)	4/22/06	1250	(4,423,815)
(1,850)	S&P 500 Index	(235,875,000)	4/22/06	1275	(5,170,750)
(885)	S&P 500 Index	(115,050,000)	4/22/06	1300	(1,017,750)
(736)	S&P 500 Index	(92,000,000)	5/20/06	1250	(4,132,640)
(1,621)	S&P 500 Index	(206,677,500)	5/20/06	1275	(5,876,125)
(876)	S&P 500 Index	(113,880,000)	5/20/06	1300	(1,752,000)

(14,543)	Total Call Options (premiums received $33,350,427)	(1,167,854,750)			(31,798,130)

	Other Assets Less Liabilities - 0.1%				896,050

	Net Assets - 100%				$1,232,651,625

(1)	Non-income producing.

(2)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $1,152,661,122.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$145,726,318
Depreciation	(34,833,735)

Net unrealized appreciation (depreciation) of investments	$110,892,583

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.